Discontinued Operations - Cash Flow Information of Discontinued Operations (Detail) - Discontinued Operations: MixRadio Limited [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Discontinued Operations [line items]
Operating	¥ (136)	¥ (4,654)	¥ (6,457)
Investing		22	(2,427)
Financing	0	0	0
Net cash outflow	¥ (136)	¥ (4,632)	¥ (8,884)